DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN

1	DESCRIPTION OF THE PLAN
General - The UPS 401(k) Savings Plan (the “Plan”) is an employee voluntary and plan sponsor contributory defined contribution plan established for employees of United Parcel Service of America, Inc. and certain of its subsidiaries ("UPS") who are not members of a collective bargaining unit and who satisfy the participation requirements of the Plan, which are described below. The Plan is subject to the provisions of the Employee Retirement Income Security Act ("ERISA") of 1974, as amended. Participants should refer to the Plan documents for more complete information.
The Plan became effective July 1, 1988 and has been amended periodically. The Plan allows participants to defer a portion of their compensation, subject to the Internal Revenue Service ("IRS") yearly limits, on a pretax and/or Roth after-tax ("Roth 401(k)") basis under the rules of Section 401(k) of the Internal Revenue Code ("IRC"). The Plan includes an auto-enrollment provision whereby certain newly eligible employees are automatically enrolled in the Plan within 90 days of employment, unless they affirmatively elect not to participate in the Plan. Effective January 1, 2023, the deferral rate increases 1% annually until it reaches 15% of eligible compensation or is changed by the participant. Prior to January 1, 2025, automatically enrolled participants initially have their deferral rate set at 6% of pre-tax eligible compensation and their contributions invested in an age appropriate target date fund unless and until changed by the participant. Effective January 1, 2025, employees are automatically enrolled within 90 days of employment at a 3% pre-tax rate and contribution percentage will increase by 1% annually until the contribution reaches 15%. The Plan also allows for contributions to be made on an after-tax basis by participants with eligible compensation of less than $150,000.
Employer Contributions - UPS makes “SavingsPlus” (as defined in the Plan documents) matching contributions to each participant’s account equal to 50% of pre-tax and/or Roth 401(k) contributions made to the Plan up to 6% of eligible compensation. The SavingsPlus matching contributions for 2025 and 2024 were $129.290 million and $141.847 million, respectively.
The UPS Retirement Plan (a defined benefit pension plan sponsored by UPS) was closed to new non-union participants effective July 1, 2016. The Company amended the UPS 401(k) Savings Plan so that employees who do not participate in the UPS Retirement Plan receive a “UPS Retirement Contribution” (as defined in the Plan documents) in addition to the SavingsPlus matching contribution. For employees eligible to receive the UPS Retirement Contribution, UPS contributes 3% to 8% of eligible pay to the UPS 401(k) Savings Plan based on years of vested service and business unit. Effective January 1, 2025, participants hired or re-hired, and who are otherwise eligible to receive a UPS Retirement Contribution shall be eligible to receive an annual UPS Retirement Contribution equal to 3% of their eligible compensation regardless of their years of service.
On June 23, 2017, the Company amended the Plan (the "Amendment") so that non-union employees who participated in the UPS Retirement Plan would, in addition to then-current benefits under the Plan, earn a UPS Retirement Contribution beginning January 1, 2023. Also effective beginning January 1, 2023, the Amendment increased the UPS Retirement Contribution to 5% to 8% (from 3% to 8% prior to 2023 for employees hired after July 1, 2016) of eligible compensation to the Plan based on years of vested service for all eligible participants.
Contributions are made annually in cash to the accounts of participants. UPS Retirement Contributions, net of forfeitures, associated with these Plan provisions were $337.915 million for 2025 and $356.956 million for 2024 and were remitted on April 1, 2026 and March 27, 2025, respectively. These amounts are included in Receivables: Employer contributions in the statements of net assets available for benefits.
The Amendment also provides for transition contributions ("UPS Transition Payments") for certain participants hired before December 31, 2007, who were eligible participants in the UPS Retirement Plan. The amount of transition contributions for 2025 and 2024 were $90.670 million and $99.462 million, respectively.
On September 16, 2024, UPS completed its divestiture of Coyote Logistics LLC, Inc. ("Coyote"). Pre-tax contributions, Roth 401(k) contributions and after-tax contributions are no longer permitted under the Plan for participants whose employer company was Coyote for pay periods beginning on or after September 13, 2024. Coyote participants are eligible to maintain their current holdings in the UPS Savings Plan indefinitely or withdraw their funds at any time.
Contributions and Vesting - Eligible employees may participate in the Plan immediately upon hire. The Plan provides that a participant's contributions and SavingsPlus match are 100% vested at all times. Employees become 100% vested in the UPS Retirement Contribution after three complete years of service. Participants may make voluntary contributions in one of three ways: pretax, after-tax, or to the Roth 401(k) feature. Limits to these contributions are as follows:
•Participants may contribute up to 50% of their eligible compensation on a pretax and/or as a Roth 401(k) basis.
•Prior to August 1, 2024, participants could contribute through a deferral of up to 100% of their Management Incentive Program ("MIP") cash award on a pre-tax basis. Effective August 1, 2024, participants may only defer up to 80% of their MIP on a pre-tax basis. MIP is part of UPS's incentive compensation programs. Non-executive management program eligibility is determined annually by the executive officers of UPS. Awards granted to executive officers are approved by the Compensation and Human Capital Committee of the UPS Board of Directors.
•Participants may contribute, through a deferral of up to 100% of their discretionary day payout on a pretax and/or Roth 401(k) basis.
•Participants may contribute, through a deferral of up to 100% of eligible compensation attributable to the Sales Incentive Program bonus program on a pretax and/or Roth 401(k) basis.
•Prior to the divestiture, participants who were employed by Coyote could contribute through a deferral of up to 100% of eligible compensation attributable to certain bonuses on a pre-tax and/or Roth 401(k) basis.
•Participants may contribute an additional 10% of their eligible compensation on an after-tax basis, but no more than $14,000 in after-tax contributions is allowed in any plan year.
•Participants age 50 and older, or who will turn 50 during the Plan year, are allowed to make pre-tax or Roth 401(k) catch-up contributions, up to an additional 35% of their eligible compensation subject to an IRS determined maximum. The maximum catch-up contribution was $7,500 for 2025 for participants age 50-59 and 64 and older and $11,250 for participants age 60-63 and may be indexed each year for inflation. Starting in 2026, those earning $150,000 or more during the previous year must designate catch-up contributions as Roth 401(k).
•Effective January 1, 2025, participants must be employed on the last day of the period for which the contribution was made in order to receive the contribution. To receive SavingsPlus Matching Contributions, participants must be employed on the last day of the calendar quarter to receive any portion of the contribution. For employees hired after December 31, 2024, the contribution is 100% vested after three years of service, or if earlier, age 62. The contribution is forfeited if a participant terminates employment before satisfying the vesting requirement. For UPS Retirement Contributions and UPS Transition Contributions, participants must be employed on the last day of the calendar year to receive any portion of those contributions for that year.

Participants can contribute to the Plan an amount consisting of an eligible rollover distribution or transfer from a conduit individual retirement account. Rollover contributions are at all times fully vested and nonforfeitable. Participants may not roll over participant loans to Plan account balances from other qualified retirement plans, annuity contracts, or individual retirement accounts.
Investments - Participants may choose from various investment options including short-term investments, guaranteed investment contracts ("GICs") and common and collective trust funds. Effective April 4, 2025, the plan ceased offering additional shares of UPS Class A common stock as an investment option. Within the self-managed account, participants can invest in mutual funds and individual securities listed on major U.S. securities exchanges.
Participant Accounts - Individual accounts are maintained for each Plan participant. Each participant's account is credited with the participant's contribution and related matching and nonelective contributions and investment gains and losses. Withdrawals and administrative expenses are deducted from each participant's account.
Payment of Benefits - The Plan does not permit withdrawals or distributions except in the case of hardship, at attainment of age 59 1/2, upon termination of employment, or upon the death or total and permanent disability of the participant. In order to qualify for a hardship withdrawal, the participant must satisfy the legal requirements of a financial hardship as defined by IRC regulations. There are no penalties on approved withdrawals or distributions.
Forfeited Amounts - When certain terminations of participation in the Plan occur, the nonvested portion of the participant’s account, as defined by the Plan, represents a forfeiture. The Plan permits the use of forfeitures to either reduce future employer contributions or pay Plan administrative expenses for the plan year. However, if a participant is reemployed and fulfills certain requirements, as defined in the Plan documents, the forfeited amount will be reinstated. During the years ended December 31, 2025 and 2024, the Company used $9.021 million and $21.936 million of forfeitures to reduce employer contributions, respectively. The amount of unallocated forfeitures as of December 31, 2025 and 2024 was not material.

Notes Receivable from Participants - The Plan provides for loans only in cases of hardship or certain residential purchases. Participants may borrow from their accounts a minimum of $1,000 up to a maximum of the lesser of $50,000 or 50% of their account balances (across all UPS-sponsored plans in which they participate). Loan terms shall not exceed five years on general loans and fifteen years on residential loans. Interest rates on outstanding loans ranged from 4.25% to 11.60% and outstanding loans have maturity dates through 2040. The loans are collateralized by the participant's account and bear interest at a fixed rate equal to one percentage point above the prime rate on the last business day of the month prior to the month in which the participant makes application for the loan. Principal and interest are paid ratably through regular payroll deductions.
Plan Termination - Although it has not expressed any intent to do so, UPS has the right under the Plan to terminate the Plan subject to the provisions of ERISA. In the event of a termination, participants become fully vested and the trustee has been instructed to maintain separate Plan accounts for each participant to accumulate earnings until the final terminating distribution.
Plan Administration - Voya Financial provides recordkeeping and administrative services to the Plan. Bank of New York Mellon serves as the trustee for all assets of the Plan.